Note 17 - Subsequent Events	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Subsequent Events [Text Block]

Note 17 – Subsequent Events

Management has evaluated events and transactions subsequent to the balance sheet date through the date of this report (the day the financial statements were available to be issued) for potential recognition or disclosure in the financial statements. Management has not identified any items requiring recognition or disclosure, except as follows:

Change in Board of Directors

On January 5, 2024, Tim Creed tendered his resignation, effective January 5, 2024 from the Board of Directors and the Company appointed Edward Shensky as a member of the Board of Directors of the Company effective immediately. Mr. Creed’s resignation was not a result of any disagreement with the Company on any matter related to its operations, policies or practices. Mr. Shensky will stand for re-election at the Company’s next annual meeting. His appointment to the Board of Directors was not pursuant to any arrangement or understanding between Mr. Shensky and any other person.

Pursuant to the Company’s Non-Employee Director Compensation Plan, Mr. Shensky will receive annualized compensation of $25,000, to be paid in cash or common stock, at the Company’s election, beginning with his appointment and continuing on each subsequent anniversary of his appointment thereafter or the date of his election at an annual meeting of shareholders, whichever comes first. On January 11, 2024, the Company issued an aggregate of 1,233 shares to Mr. Shensky under the Non-Employee Director Compensation Plan, which represents the number of shares to be issued based on the closing price of the Company’s shares on the OTCQB marketplace on January 10, 2024.

Employment Agreement with and Resignation of Chief Financial Officer

On January 11, 2024, the Board ratified the Employment Agreement (the “Terreri Employment Agreement”) entered into on December 1, 2023 with Keith Terreri, the Company’s Chief Financial Officer. The Terreri Employment Agreement supersedes Mr. Terreri’s previously filed offer letter and includes the previously approved compensation terms as well as restrictive covenants, a release and the severance terms described in more detail below. The Terreri Employment Agreement provides for Mr. Terreri’s entitlement to receive an annual base salary of $270,000 and an annual target bonus opportunity equal to 25% of base salary. Additionally, the Terreri Employment Agreement provides Mr. Terreri’s entitlement to a grant of 27,000 stock options, representing the right to purchase shares of the Company’s common stock, subject to Mr. Terreri’s continuous service to the Company through each vesting date.

On March 2, 2024, Mr. Terreri tendered his resignation effective as of March 4, 2024. None of Mr. Terreri’s options were vested at the time his resignation was effective, so in accordance with the Terreri Employment Agreement, all 27,000 of his options are forfeited.

Amendment to the 2020 Stock Incentive Plan

On January 8, 2024, our stockholders took action by written consent to ratify the amendment to the 2020 Stock Incentive Plan (the “2020 Plan”) approved by the Board on December 15, 2023. On December 15, 2023, our Board approved an amendment to the 2020 Plan to effect an increase in the number of shares that remain available for issuance under the 2020 Plan by an additional 2,150,000 shares up to an aggregate of 2,272,954 shares available for issuance under the 2020 Plan (the “2020 Plan Amendment”). Before the 2020 Plan Amendment, the number of shares available for issuance under the 2020 Plan would be too limited to effectively operate as an incentive and retention tool for employees, officers, directors, non-employee directors and consultants of the Company and its affiliates (as defined in the 2020 Plan). The 2020 Plan and the approved increase will enable us to continue our policy of equity ownership by employees, officers, directors, non-employee directors and consultants of the Company and its affiliates as an incentive to contribute to the creation of long-term value for our stockholders.

Approval of Option Grants under the 2020 Plan

On December 15, 2023 our Board of Directors approved option grants under the 2020 Plan to Ira Goldfarb and Claudia Goldfarb, subject to approval by a majority of the voting stockholders. In addition to ratifying the 2020 Plan Amendment, on January 9, 2024, the majority of voting stockholders of the Company approved Board on December 15, 2023.

On December 15, 2023, pursuant to the respective A&R Employment Agreements of Ira Goldfarb and Claudia Goldfarb, and the terms of the 2020 Equity Incentive Plan, Mr. Goldfarb was granted stock options entitling him to purchase up to 500,000 shares of common stock, and Mrs. Goldfarb was granted stock options entitling her to purchase 450,000 shares of common stock, at an exercise price of $9.75 per share. The shares will vest equally over a five-year period from grant date. In the case of a Change of Control (as defined in their respective A&R Employment Agreements) all shares granted in the Initial Option Grant will vest immediately.

Additionally, on December 15, 2023, pursuant to their respective A&R Employment Agreements, Mr. Goldfarb was granted additional stock options entitling him to purchase up to 500,000 shares of common stock, and Mrs. Goldfarb was granted an additional 450,000 options to purchase shares of common stock, at an exercise price of $40.00. The shares will vest upon the Company’s stock price trading on a national securities exchange operated by Nasdaq or the New York Stock Exchange with a closing transaction price above $40.00 per share for a period of twenty consecutive trading days. In the case of a Change of Control (as defined in the A&R Employment Agreements) all shares granted in the additional option grant will vest immediately.

Reincorporation

Effective February 15, 2024, Sow Good Inc. reincorporated to the State of Delaware from the State of Nevada under the name Sow Good Inc. pursuant to a plan of conversion (the “Plan of Conversion”), dated February 15, 2024 (the “Reincorporation”). The Reincorporation was effected by the Company filing (i) articles of conversion (the “Articles of Conversion”) with the Secretary of State of the State of Nevada, (ii) a certificate of conversion (the “Certificate of Conversion”) with the Secretary of State of the State of Delaware and (iii) a certificate of incorporation (the “Certificate of Incorporation”) with the Secretary of State of the State of Delaware. In connection with the Reincorporation the Company also adopted Amended and Restated Bylaws (the “Bylaws”).

Upon effectiveness of the Reincorporation:

●

the affairs of the Company ceased to be governed by the Nevada Revised Statutes, as amended, the Company’s existing articles of incorporation and the Company’s existing bylaws, and the affairs of the Company became subject to the Delaware General Corporation Law, as amended, the Certificate of Incorporation and the Bylaws;

●

the shares of Sow Good’s issued and outstanding common stock, with a par value $0.0001 per share, converted into shares of the equivalent class of the Company’s Common Stock, each with a par value $0.0001 per share, on a 1 share of common stock to 1 share of common stock basis;

●	each director and officer of Sow Good will continue to hold his or her respective position with the Company;
●	each employee benefit, stock option or other similar plan of Sow Good will continue to be an employee benefit, stock option or other similar plan of the Company; and
●	the Company will continue to file periodic reports and other documents with the SEC.

2024 Stock Incentive Plan

Effective February 15, 2024, the board of directors adopted the 2024 Plan (the “2024 Plan”) under which a total of 3,000,000 share of our common stock have been reserved for issuance of Incentive Stock Options, or ISOs, Non-Qualified Stock Options, or NSOs, restricted share awards, stock unit awards, SARs, other stock-based awards, performance-based stock awards, (collectively, “stock awards”) and cash-based awards (stock awards and cash-based awards are collectively referred to as “awards”). ISOs may be granted only to our employees, including officers, and the employees of our parent or subsidiaries. All other awards may be granted to our employees, officers, our non-employee directors, and consultants and the employees and consultants of our subsidiaries, and affiliates.

Sublease Agreement by and between Papsa Merx S. de R.S. de C.V. and the Company, dated January 19, 2024.

On January 19, 2024, Sow Good Inc., the Company entered into a sublease agreement with Papsa Merx S. de R.S. de C.V., a corporation registered in Mexico City, Mexico. Pursuant to the terms of the Sublease Agreement, the Company will sublease approximately 141 rentable square meters at Av. Roble 660, Valle del Campestre, 66265 San Pedro Garza García Municipality, Nuevo León, 66269 for a term of approximately seventeen months, which the Company intends to use as office space. The Term of the Lease Agreement will commence on February 1, 2024. The Sublease Agreement provides for rent payments at fixed price of $5,250 USD per month plus the corresponding Value Added Tax for the duration of the Term. The Company is also responsible for operating expenses of the Premises, which includes a maintenance fee, electricity and internet services. The Company is required to provide a deposit of guarantee in the amount of $5,250 USD in connection with the Sublease Agreement. The Sublease Agreement does not have a renewal period.

Board of Director Grants

On January 11, 2024, the Company issued an aggregate 7,060 shares of common stock amongst its five non-employee Directors for annual services to be rendered. The aggregate fair value of the common stock was $56,480, based on the closing price of the Company’s common stock on the date of grant. The shares were expensed upon issuance.

On February 9, 2024, the Company issued an aggregate 23,534 shares of common stock amongst its five non-employee Directors and three advisory Directors for annual services to be rendered. The aggregate fair value of the common stock was $519,280, based on the closing price of the Company’s common stock on the date of grant. The shares were expensed upon issuance.

Filing of an S-1

On February 13, 2024, the Company filed a Form S-1 Registration Statement in connection with a potential public offering of its common stock and uplist on a nationally recognized stock exchange.